PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.0%
Australia : 7.3%
296,753
ANZ Group Holdings Ltd.
$ 7,461,930
0.4
129,482
APA Group
891,964
0.0
54,477
Aristocrat Leisure Ltd.
1,731,566
0.1
19,129
ASX Ltd.
694,048
0.0
500,027  BHP Group Ltd. - Class
DI
18,092,243
0.9
133,700
Brambles Ltd.
2,098,325
0.1
37,257
CAR Group Ltd.
594,747
0.0
6,439
(1)
Cochlear Ltd.
757,682
0.0
132,136
Coles Group Ltd.
2,003,812
0.1
164,755  Commonwealth Bank of
Australia
19,293,939
0.9
51,249
Computershare Ltd.
1,010,757
0.1
47,764
CSL Ltd.
4,691,332
0.2
199,918
Evolution Mining Ltd.
1,800,204
0.1
166,721  Fortescue Metals Group
Ltd.
2,382,377
0.1
982,060
Glencore PLC
7,437,952
0.4
201,313
Goodman Group
3,614,275
0.2
232,866  Insurance Australia
Group Ltd.
1,179,288
0.1
219,131
Lottery Corp. Ltd.
818,356
0.0
89,183
(1)(2)
Lynas Rare Earths Ltd.
1,210,880
0.1
35,648
Macquarie Group Ltd.
5,064,043
0.2
271,136
Medibank Pvt Ltd.
820,399
0.0
302,003  National Australia Bank
Ltd.
8,735,642
0.4
133,815  Northern Star Resources
Ltd.
1,945,242
0.1
169,607
Origin Energy Ltd.
1,459,495
0.1
5,657
Pro Medicus Ltd.
466,233
0.0
72,999
Qantas Airways Ltd.
428,815
0.0
148,225  QBE Insurance Group
Ltd.
2,187,321
0.1
5,203
REA Group Ltd.
570,032
0.0
36,560
Rio Tinto Ltd.
4,153,714
0.2
111,138
Rio Tinto PLC
10,310,621
0.5
319,749
Santos Ltd.
1,750,161
0.1
513,565
Scentre Group
1,184,963
0.1
20,035
SGH Ltd.
570,016
0.0
511,423
(1)
Sigma Healthcare Ltd.
945,088
0.0
46,226
Sonic Healthcare Ltd.
656,816
0.0
441,702
South32 Ltd. - Class DI
1,337,477
0.1
238,486
Stockland
715,894
0.0
106,610
Suncorp Group Ltd.
1,196,450
0.1
387,823
Telstra Group Ltd.
1,431,691
0.1
306,656
Transurban Group
2,991,382
0.1
384,921
Vicinity Ltd.
627,957
0.0
33,663
(1)
Washington H Soul
Pattinson & Co. Ltd.
946,029
0.1
111,770
Wesfarmers Ltd.
5,706,528
0.3
336,734
Westpac Banking Corp.
9,305,737
0.5
19,850
WiseTech Global Ltd.
535,564
0.0
187,166
(1)
Woodside Energy Group
Ltd. (WDS)
4,442,860
0.2
120,268
Woolworths Group Ltd.
3,037,037
0.2
151,288,884
7.3
Austria : 0.3%
7,581
(3)
BAWAG Group AG
1,152,526
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria (continued)
30,312
Erste Group Bank AG
$ 3,274,478
0.2
14,499
OMV AG
1,060,753
0.0
12,954  Raiffeisen Bank
International AG
554,781
0.0
6,704
Verbund AG
512,317
0.0
6,554,855
0.3
Belgium : 0.9%
14,689
Ageas SA
1,081,306
0.1
97,315  Anheuser-Busch InBev
SA
6,732,877
0.3
2,043
(1)
D'ieteren Group
378,269
0.0
4,295
Elia Group SA
659,712
0.0
1,972
(1)
Financiere de Tubize SA
489,188
0.0
7,868  Groupe Bruxelles
Lambert NV
715,712
0.1
22,616
KBC Group NV
2,768,031
0.2
39
Lotus Bakeries NV
440,342
0.0
1,626
(1)
Sofina SA
394,836
0.0
7,162
(1)
Syensqo SA
417,493
0.0
12,447
UCB SA
3,750,259
0.2
17,828,025
0.9
Brazil : 0.0%
16,301
Yara International ASA
952,866
0.0
Chile : 0.1%
38,824
Antofagasta PLC
1,741,031
0.1
China : 0.5%
364,500  BOC Hong Kong
Holdings Ltd.
2,010,949
0.1
128,816
Prosus NV
5,963,639
0.3
133,000  SITC International
Holdings Co. Ltd.
582,344
0.0
102,000
(1)
Wharf Holdings Ltd.
281,498
0.0
189,100
Wilmar International Ltd.
568,127
0.0
254,300  Yangzijiang Shipbuilding
Holdings Ltd.
755,370
0.1
10,161,927
0.5
Côte d'Ivoire : 0.1%
19,015
Endeavour Mining PLC
1,145,642
0.1
Czechia : 0.0%
19,690
(2)
CSG NV
531,190
0.0
Denmark : 1.5%
9,255
Carlsberg AS - Class B
1,149,789
0.1
12,417
Coloplast A/S - Class B
845,833
0.0
65,765
Danske Bank A/S
3,241,069
0.2
9,152
(2)
Demant A/S
277,338
0.0
20,121
DSV A/S
4,859,388
0.2
6,008
(2)
Genmab A/S
1,618,083
0.1
317,075  Novo Nordisk A/S - Class
B
11,603,200
0.6
34,692
Novozymes A/S - Class B
2,061,093
0.1
52,030
(2)(3)
Orsted AS
1,290,294
0.1
7,778
Pandora A/S
555,924
0.0
9,198  ROCKWOOL A/S - Class
B
255,472
0.0
33,105
Tryg A/S
789,068
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
99,423
Vestas Wind Systems A/S
$ 2,999,685
0.1
31,546,236
1.5
Finland : 1.2%
14,003
Elisa Oyj
682,095
0.0
44,169
(1)
Fortum Oyj
1,129,528
0.1
26,890
Kesko Oyj - Class B
597,186
0.0
33,463
Kone Oyj - Class B
2,136,313
0.1
65,291
Metso Oyj
1,131,518
0.1
41,652
Neste Oyj
1,353,594
0.1
521,504
Nokia Oyj
4,183,537
0.2
32,935
Nordea Bank Abp - EUR
567,116
0.0
271,326
Nordea Bank Abp - SEK
4,654,037
0.2
10,767
Orion Oyj - Class B
870,263
0.1
236,557
Sampo Oyj - Class A
2,516,064
0.1
57,341
(1)
Stora Enso Oyj - Class R
673,353
0.0
51,956
(1)
UPM-Kymmene Oyj
1,626,218
0.1
49,518
Wartsila Oyj Abp
1,844,455
0.1
23,965,277
1.2
France : 8.4%
18,486
Accor SA
886,652
0.0
3,410
(1)
Aeroports de Paris
416,592
0.0
57,041
Air Liquide SA
11,790,346
0.6
58,501
Airbus SE
11,061,011
0.5
34,116
(1)(2)
Alstom SA
975,662
0.0
6,096
(3)
Amundi SA
523,879
0.0
164,640
AXA SA
7,565,502
0.4
33,586
(3)
Ayvens SA
395,985
0.0
4,078
BioMerieux
435,670
0.0
98,954
BNP Paribas SA
9,426,762
0.5
66,806
Bollore SE
382,000
0.0
18,968
Bouygues SA
1,099,329
0.1
33,513
Bureau Veritas SA
1,003,096
0.1
15,057
Capgemini SE
1,776,712
0.1
57,993
Carrefour SA
1,073,795
0.1
43,845
Cie de Saint-Gobain
3,630,140
0.2
64,310  Cie Generale des
Etablissements Michelin
SCA
2,203,200
0.1
5,309
Covivio SA/France
317,286
0.0
104,267
Credit Agricole SA
1,946,085
0.1
63,730
Danone SA
5,092,506
0.2
1,930
Dassault Aviation SA
718,355
0.0
66,034
Dassault Systemes SE
1,336,815
0.1
6,754
Eiffage SA
1,035,850
0.1
179,818
Engie SA
5,795,105
0.3
29,648
EssilorLuxottica SA
6,908,762
0.3
4,383
Gecina SA - Class C
345,826
0.0
29,782
Getlink SE
642,664
0.0
3,118
Hermes International
5,906,617
0.3
3,713
Ipsen SA
693,902
0.0
7,329
Kering SA
2,225,561
0.1
21,181
Klepierre SA
795,185
0.0
25,819
Legrand SA
4,011,120
0.2
23,648
L'Oreal SA
9,655,300
0.5
24,499  LVMH Moet Hennessy
Louis Vuitton SE
13,392,433
0.7
183,321
Orange SA
3,758,659
0.2
19,869
Pernod Ricard SA
1,477,503
0.1
22,534
Publicis Groupe SA
1,865,137
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
18,924
Renault SA
$ 648,792
0.0
21,863
Rexel SA
866,348
0.0
35,009
Safran SA
11,456,026
0.6
2,875
Sartorius Stedim Biotech
559,944
0.0
67,952
Societe Generale SA
4,961,669
0.2
8,710
Sodexo SA
447,104
0.0
9,124
Thales SA
2,675,582
0.1
195,518
TotalEnergies SE
17,943,582
0.9
11,995  Unibail-Rodamco-
Westfield
1,323,362
0.1
62,070
Veolia Environnement SA
2,364,010
0.1
48,689
Vinci SA
7,308,218
0.4
173,121,641
8.4
Germany : 8.5%
16,835
Adidas AG
2,724,871
0.1
37,453
Allianz SE
15,817,176
0.8
87,870
BASF SE
5,411,976
0.3
96,721
Bayer AG
4,476,098
0.2
27,622  Bayerische Motoren
Werke AG
2,555,234
0.1
9,554
Beiersdorf AG
858,788
0.1
12,083
Brenntag SE
818,485
0.1
72,152
Commerzbank AG
2,632,068
0.1
10,830
Continental AG
756,015
0.0
6,143  CTS Eventim AG & Co.
KGaA
359,802
0.0
45,225
Daimler Truck Holding AG
2,227,153
0.1
178,695
Deutsche Bank AG
5,318,004
0.3
18,538
Deutsche Boerse AG
5,430,648
0.3
59,036
Deutsche Lufthansa AG
502,740
0.0
90,576
Deutsche Post AG, Reg
4,774,006
0.2
362,193  Deutsche Telekom AG,
Reg
13,518,291
0.7
221,036
E.ON SE
4,841,036
0.2
25,233
Evonik Industries AG
495,141
0.0
21,665  Fresenius Medical Care
AG & Co. KGaA
981,809
0.1
41,589  Fresenius SE & Co.
KGaA
2,158,303
0.1
14,425
GEA Group AG
1,034,533
0.1
5,936
Hannover Rueck SE
1,866,293
0.1
13,175
Heidelberg Materials AG
2,780,419
0.1
10,231
Henkel AG & Co. KGaA
734,901
0.0
5,952
(1)
Hensoldt AG
528,245
0.0
302
Hensoldt AG
25,570
0.0
1,530
Hochtief AG
695,957
0.0
128,570
Infineon Technologies AG
5,832,752
0.3
7,142
Knorr-Bremse AG
815,990
0.0
7,440
LEG Immobilien SE
485,996
0.0
71,100  Mercedes-Benz Group
AG
4,370,033
0.2
12,724
Merck KGaA
1,616,640
0.1
5,299
MTU Aero Engines AG
1,933,185
0.1
12,862  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
8,122,923
0.4
5,686
Nemetschek SE
425,656
0.0
487
Rational AG
357,290
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
4,529
Rheinmetall AG
$ 7,639,492
0.4
62,248
RWE AG
4,187,994
0.2
102,806
SAP SE
17,526,723
0.9
7,384
(3)
Scout24 SE
569,740
0.0
74,823
Siemens AG, Reg
18,229,521
0.9
76,299
Siemens Energy AG
13,157,793
0.6
33,316
(3)
Siemens Healthineers AG
1,421,469
0.1
13,073
Symrise AG
1,116,332
0.1
6,356
Talanx AG
788,702
0.0
75,157
Vonovia SE
1,879,869
0.1
22,108
(2)(3)
Zalando SE
540,117
0.0
175,341,779
8.5
Hong Kong : 1.8%
1,034,400
AIA Group Ltd.
11,493,558
0.6
189,500
CK Asset Holdings Ltd.
1,084,280
0.1
62,000  CK Infrastructure
Holdings Ltd.
497,191
0.0
161,500
CLP Holdings Ltd.
1,520,504
0.1
5,599
(2)
Futu Holdings Ltd., ADR
765,719
0.0
143,000
(1)
Henderson Land
Development Co. Ltd.
531,274
0.0
373,000  HKT Trust & HKT Ltd. -
Stapled Security
582,886
0.0
1,102,000  Hong Kong & China Gas
Co. Ltd.
1,002,435
0.0
118,600  Hong Kong Exchanges &
Clearing Ltd.
5,983,133
0.3
106,200  Hongkong Land Holdings
Ltd.
864,468
0.0
257,600
Link REIT
1,193,928
0.1
153,000
(1)
MTR Corp. Ltd.
626,989
0.0
136,500
(1)
Power Assets Holdings
Ltd.
1,064,969
0.1
250,652
Prudential PLC
3,484,822
0.2
360,000
Sino Land Co. Ltd.
527,521
0.0
142,500  Sun Hung Kai Properties
Ltd.
2,372,744
0.1
33,500  Swire Pacific Ltd. - Class
A
366,146
0.0
144,000  Techtronic Industries Co.
Ltd.
1,912,354
0.1
821,000
(3)
WH Group Ltd.
1,079,153
0.1
164,000  Wharf Real Estate
Investment Co. Ltd.
477,263
0.0
37,431,337
1.8
Indonesia : 0.1%
16,000  Jardine Matheson
Holdings Ltd.
1,144,720
0.1
Ireland : 0.4%
16,485
AerCap Holdings NV
2,261,412
0.1
210,368
AIB Group PLC
2,245,713
0.1
93,792  Bank of Ireland Group
PLC
1,701,699
0.1
15,839  Kerry Group PLC - Class
A
1,261,104
0.0
15,069
Kingspan Group PLC
1,288,555
0.1
8,758,483
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel : 1.0%
4,178
Azrieli Group Ltd.
$ 560,445
0.0
123,121
Bank Hapoalim BM
2,891,497
0.1
145,923
Bank Leumi Le-Israel BM
3,263,254
0.1
8,455
(2)
Check Point Software
Technologies Ltd.
1,207,797
0.1
2,744
Elbit Systems Ltd.
2,313,499
0.1
76,241
ICL Group Ltd.
393,496
0.0
120,433  Israel Discount Bank Ltd.
- Class A
1,216,102
0.1
15,356
Mizrahi Tefahot Bank Ltd.
1,122,164
0.0
6,079
(2)
Nice Ltd.
671,174
0.0
2,919
(2)
Nova Ltd.
1,289,055
0.1
22,447
Phoenix Financial Ltd.
1,198,537
0.1
112,908
(2)
Teva Pharmaceutical
Industries Ltd., ADR
3,400,789
0.2
11,079
(1)(2)
Tower Semiconductor
Ltd.
1,959,605
0.1
21,487,414
1.0
Italy : 3.2%
83,918  Assicurazioni Generali
SpA
3,376,164
0.2
22,016
Banca Mediolanum SpA
446,073
0.0
194,439  Banca Monte dei Paschi
di Siena SpA
1,696,592
0.1
111,879
Banco BPM SpA
1,556,299
0.1
145,048
BPER Banca
1,900,895
0.1
21,473  Coca-Cola HBC AG -
Class DI
1,209,549
0.1
60,610
(1)
Davide Campari-Milano
NV
433,040
0.0
800,741
Enel SpA
8,754,408
0.4
201,373
Eni SpA
5,725,825
0.3
12,410
Ferrari NV
4,210,782
0.2
60,211  FinecoBank Banca
Fineco SpA
1,339,625
0.1
1,371,501
Intesa Sanpaolo SpA
8,294,720
0.4
59,998
Italgas SpA
698,919
0.0
39,844
Leonardo SpA
2,710,181
0.1
22,997
Moncler SpA
1,384,623
0.1
45,006
(3)
Poste Italiane SpA
1,059,390
0.0
27,722
Prysmian SpA
3,273,737
0.1
11,324  Recordati Industria
Chimica e Farmaceutica
SpA
648,399
0.0
82,665
Ryanair Holdings PLC
2,327,184
0.1
198,529
Snam SpA
1,503,951
0.1
1,725,354
(2)
Telecom Italia SpA/Milano
1,284,841
0.1
138,521  Terna - Rete Elettrica
Nazionale
1,584,329
0.1
138,020
UniCredit SpA
9,902,128
0.5
35,318
Unipol Gruppo SpA
820,447
0.0
66,142,101
3.2
Japan : 22.3%
75,400
Advantest Corp.
10,405,703
0.5
219,200
Aeon Co. Ltd.
2,620,743
0.1
19,300
AGC, Inc.
683,751
0.0
48,600
Aisin Corp.
684,682
0.0
89,100
Ajinomoto Co., Inc.
2,518,967
0.1
15,200
(1)
ANA Holdings, Inc.
272,221
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
149,700  Asahi Group Holdings
Ltd.
$ 1,494,699
0.1
127,700
Asahi Kasei Corp.
1,249,478
0.1
68,700
Asics Corp.
1,847,007
0.1
178,200
Astellas Pharma, Inc.
2,904,984
0.1
57,600  Bandai Namco Holdings,
Inc.
1,421,015
0.1
112,400
Bridgestone Corp.
2,342,221
0.1
85,400
Canon, Inc.
2,369,624
0.1
34,100
(1)
Capcom Co. Ltd.
720,599
0.0
76,100  Central Japan Railway
Co.
1,978,691
0.1
55,500
(1)
Chiba Bank Ltd.
718,423
0.0
67,200  Chubu Electric Power
Co., Inc.
1,107,921
0.1
66,100  Chugai Pharmaceutical
Co. Ltd.
3,645,315
0.2
101,400  Concordia Financial
Group Ltd.
905,116
0.1
38,700  Dai Nippon Printing Co.
Ltd.
705,114
0.0
31,800
(1)
Daifuku Co. Ltd.
1,122,829
0.1
346,200  Dai-ichi Life Holdings,
Inc.
3,192,655
0.2
177,200
Daiichi Sankyo Co. Ltd.
3,170,226
0.2
26,000
Daikin Industries Ltd.
3,118,621
0.2
28,800  Daito Trust Construction
Co. Ltd.
674,905
0.0
55,200  Daiwa House Industry
Co. Ltd.
1,731,788
0.1
131,300  Daiwa Securities Group,
Inc.
1,244,119
0.1
172,000
Denso Corp.
2,156,550
0.1
9,100
Disco Corp.
3,709,008
0.2
94,900
East Japan Railway Co.
2,170,502
0.1
45,500
Ebara Corp.
1,288,020
0.1
25,800
Eisai Co. Ltd.
807,716
0.0
266,500
ENEOS Holdings, Inc.
2,401,201
0.1
91,900
FANUC Corp.
3,203,353
0.2
18,800
Fast Retailing Co. Ltd.
7,428,001
0.4
14,000
Fuji Electric Co. Ltd.
980,729
0.1
110,200
FUJIFILM Holdings Corp.
2,099,933
0.1
144,300
Fujikura Ltd.
3,968,543
0.2
173,300
Fujitsu Ltd.
3,544,100
0.2
23,500  Hankyu Hanshin
Holdings, Inc.
679,504
0.0
1,700
Hikari Tsushin, Inc.
432,499
0.0
451,100
Hitachi Ltd.
13,233,240
0.6
363,900
Honda Motor Co. Ltd.
2,945,251
0.1
33,300
Hoya Corp.
5,772,902
0.3
45,400
Hulic Co. Ltd.
529,208
0.0
23,600
Ibiden Co. Ltd.
1,180,956
0.1
76,100
Idemitsu Kosan Co. Ltd.
747,113
0.0
101,300
IHI Corp.
2,090,124
0.1
86,800
Inpex Corp.
2,567,500
0.1
52,700
Isuzu Motors Ltd.
758,920
0.0
585,100
ITOCHU Corp.
7,442,760
0.4
13,700
(1)
Japan Airlines Co. Ltd.
223,672
0.0
96,500  Japan Exchange Group,
Inc.
1,126,925
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
176,000
Japan Post Bank Co. Ltd.
$ 2,870,599
0.1
175,600  Japan Post Holdings Co.
Ltd.
2,027,559
0.1
53,700  Japan Post Insurance
Co. Ltd.
541,597
0.0
118,100
Japan Tobacco, Inc.
4,530,773
0.2
56,700
(1)
JFE Holdings, Inc.
663,802
0.0
54,800  JX Advanced Metals
Corp.
1,214,577
0.1
41,600
Kajima Corp.
1,586,985
0.1
93,300  Kansai Electric Power
Co., Inc.
1,551,213
0.1
44,700
Kao Corp.
1,740,062
0.1
72,500  Kawasaki Heavy
Industries Ltd.
1,363,518
0.1
34,600
(1)
Kawasaki Kisen Kaisha
Ltd.
584,416
0.0
288,600
KDDI Corp.
4,913,914
0.2
19,200
Keyence Corp.
6,833,421
0.3
66,800
(1)
Kikkoman Corp.
606,461
0.0
18,700
(2)
Kioxia Holdings Corp.
2,442,222
0.1
76,500
Kirin Holdings Co. Ltd.
1,216,823
0.1
93,600
Komatsu Ltd.
3,727,206
0.2
9,900
Konami Group Corp.
1,219,959
0.1
95,300
Kubota Corp.
1,527,200
0.1
126,400
Kyocera Corp.
1,938,160
0.1
22,500
(1)
Kyowa Kirin Co. Ltd.
368,236
0.0
7,900
Lasertec Corp.
1,758,331
0.1
43,500
(1)(2)
M3, Inc.
446,500
0.0
22,100
Makita Corp.
726,347
0.0
139,000
Marubeni Corp.
5,084,890
0.3
32,300  MatsukiyoCocokara &
Co.
514,097
0.0
35,700
(1)
MINEBEA MITSUMI, Inc.
592,802
0.0
120,600  Mitsubishi Chemical
Group Corp.
705,043
0.0
317,300
Mitsubishi Corp.
10,885,284
0.5
187,200
Mitsubishi Electric Corp.
6,122,768
0.3
104,700
Mitsubishi Estate Co. Ltd.
2,906,102
0.1
86,700
(1)
Mitsubishi HC Capital,
Inc.
777,965
0.0
315,500  Mitsubishi Heavy
Industries Ltd.
8,668,886
0.4
1,110,000  Mitsubishi UFJ Financial
Group, Inc.
18,796,668
0.9
243,200
Mitsui & Co. Ltd.
9,400,330
0.5
260,200
Mitsui Fudosan Co. Ltd.
2,773,846
0.1
33,900
(1)
Mitsui OSK Lines Ltd.
1,408,911
0.1
245,100  Mizuho Financial Group,
Inc.
9,922,571
0.5
23,800
MonotaRO Co. Ltd.
257,981
0.0
126,700  MS&AD Insurance Group
Holdings, Inc.
3,306,310
0.2
164,300  Murata Manufacturing
Co. Ltd.
3,686,437
0.2
127,600
NEC Corp.
3,175,083
0.2
36,500
Nexon Co. Ltd.
687,539
0.0
82,200
(1)(2)
NIDEC Corp.
1,043,793
0.1
108,700
Nintendo Co. Ltd.
6,205,209
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
766  Nippon Building Fund,
Inc.
$ 643,194
0.0
93,400  Nippon Paint Holdings
Co. Ltd.
585,669
0.0
17,100
(1)
Nippon Sanso Holdings
Corp.
606,339
0.0
476,100
(1)
Nippon Steel Corp.
1,755,640
0.1
2,941,900  Nippon Telegraph &
Telephone Corp.
2,943,273
0.1
40,600
(1)
Nippon Yusen KK
1,491,432
0.1
219,400
(1)(2)
Nissan Motor Co. Ltd.
475,521
0.0
39,400
(1)
Nitori Holdings Co. Ltd.
625,968
0.0
66,800
Nitto Denko Corp.
1,336,282
0.1
295,900
Nomura Holdings, Inc.
2,329,928
0.1
37,200  Nomura Research
Institute Ltd.
1,018,076
0.1
62,600
Obayashi Corp.
1,516,201
0.1
31,900
Obic Co. Ltd.
774,259
0.0
109,700
Olympus Corp.
1,045,148
0.1
3,700
Oracle Corp. Japan
200,661
0.0
106,400
(1)
Oriental Land Co. Ltd./
Japan
1,810,906
0.1
114,500
ORIX Corp.
3,397,371
0.2
35,300
Osaka Gas Co. Ltd.
1,429,810
0.1
22,400
Otsuka Corp.
428,841
0.0
42,800
Otsuka Holdings Co. Ltd.
3,037,553
0.2
187,700  Pan Pacific International
Holdings Corp.
1,145,018
0.1
229,600  Panasonic Holdings
Corp.
3,850,704
0.2
149,500
(2)
Rakuten Group, Inc.
698,845
0.0
138,600
Recruit Holdings Co. Ltd.
6,038,798
0.3
175,000  Renesas Electronics
Corp.
2,502,015
0.1
204,400
Resona Holdings, Inc.
2,331,744
0.1
49,800
Ryohin Keikaku Co. Ltd.
1,062,712
0.1
85,600
(1)
Sanrio Co. Ltd.
532,197
0.0
55,300
SBI Holdings, Inc.
1,023,954
0.1
15,700  SCREEN Holdings Co.
Ltd.
935,352
0.1
39,000
Secom Co. Ltd.
1,485,542
0.1
20,700
(1)
Seibu Holdings, Inc.
578,333
0.0
35,600
Sekisui Chemical Co. Ltd.
597,676
0.0
58,800
(1)
Sekisui House Ltd.
1,317,536
0.1
205,100  Seven & i Holdings Co.
Ltd.
2,758,523
0.1
23,300
Shimadzu Corp.
553,675
0.0
7,200
Shimano, Inc.
751,701
0.0
49,400
Shimizu Corp.
886,291
0.0
166,100  Shin-Etsu Chemical Co.
Ltd.
6,763,395
0.3
74,400
Shionogi & Co. Ltd.
1,645,798
0.1
39,400
Shiseido Co. Ltd.
804,951
0.0
5,700
SMC Corp.
2,241,800
0.1
2,831,000
SoftBank Corp.
3,788,227
0.2
365,500
SoftBank Group Corp.
8,899,834
0.4
87,400
Sompo Holdings, Inc.
3,402,328
0.2
598,300
(1)
Sony Financial Group,
Inc.
548,075
0.0
605,500
Sony Group Corp.
12,620,277
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
57,700
(1)
Subaru Corp.
$ 929,627
0.1
107,300
Sumitomo Corp.
4,015,066
0.2
70,300  Sumitomo Electric
Industries Ltd.
3,994,452
0.2
24,300  Sumitomo Metal Mining
Co. Ltd.
1,414,338
0.1
360,800  Sumitomo Mitsui
Financial Group, Inc.
11,863,221
0.6
62,500  Sumitomo Mitsui Trust
Holdings, Inc.
1,991,040
0.1
59,900  Sumitomo Realty &
Development Co. Ltd.
1,699,711
0.1
13,700  Suntory Beverage & Food
Ltd.
386,889
0.0
154,700
Suzuki Motor Corp.
1,885,596
0.1
49,600
Sysmex Corp.
432,556
0.0
45,500
T&D Holdings, Inc.
1,165,461
0.1
14,400
Taisei Corp.
1,491,865
0.1
156,600  Takeda Pharmaceutical
Co. Ltd.
5,767,248
0.3
191,400
TDK Corp.
2,486,339
0.1
131,200
Terumo Corp.
1,762,640
0.1
20,900
TIS, Inc.
446,872
0.0
52,000
Toho Co. Ltd./Tokyo
546,196
0.0
180,900  Tokio Marine Holdings,
Inc.
8,491,622
0.4
44,100
Tokyo Electron Ltd.
10,956,687
0.5
31,100
Tokyo Gas Co. Ltd.
1,464,688
0.1
49,200
Tokyu Corp.
580,760
0.0
23,200
TOPPAN Holdings, Inc.
611,893
0.0
136,500
Toray Industries, Inc.
972,238
0.1
3,300
(1)(2)
Toyota Industries Corp.
426,756
0.0
933,000
Toyota Motor Corp.
19,394,597
0.9
68,000
Toyota Tsusho Corp.
2,635,461
0.1
22,800
Tsuruha Holdings, Inc.
356,355
0.0
110,000
Unicharm Corp.
644,939
0.0
40,400
West Japan Railway Co.
796,265
0.0
90,200
(1)
Yamaha Motor Co. Ltd.
651,641
0.0
22,500
Yokogawa Electric Corp.
695,335
0.0
271,000
(1)
Z Holdings Corp.
653,417
0.0
9,500
Zensho Holdings Co. Ltd.
554,637
0.0
42,400
(1)
ZOZO, Inc.
296,924
0.0
461,342,748
22.3
Luxembourg : 0.2%
41,965
ArcelorMittal SA
2,176,378
0.1
20,224
(1)(3)
CVC Capital Partners
PLC
264,032
0.0
11,657
Eurofins Scientific SE
850,604
0.1
3,291,014
0.2
Macao : 0.1%
194,000  Galaxy Entertainment
Group Ltd.
876,859
0.1
239,200
Sands China Ltd.
509,816
0.0
1,386,675
0.1
Mexico : 0.0%
21,765
Fresnillo PLC
964,750
0.0
Netherlands : 4.7%
57,410
ABN AMRO Bank NV
1,819,952
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
2,484
(2)(3)
Adyen NV
$ 2,486,124
0.1
16,839
(1)
Akzo Nobel NV
968,000
0.0
6,093
(2)
Argenx SE
4,421,950
0.2
4,614
ASM International, N.V.
3,497,211
0.2
38,214
ASML Holding NV
50,815,565
2.5
15,441
ASR Nederland NV
1,063,069
0.1
7,190  BE Semiconductor
Industries NV
1,540,061
0.1
7,656
(3)
Euronext NV
1,229,421
0.1
9,205
EXOR NV
704,626
0.0
12,761
Heineken Holding NV
908,157
0.0
28,354
Heineken NV
2,180,952
0.1
287,513
ING Groep NV
7,462,919
0.4
16,254
JDE Peet's NV
600,649
0.0
87,739  Koninklijke Ahold
Delhaize NV
4,085,955
0.2
376,820
Koninklijke KPN NV
2,100,264
0.1
75,841
Koninklijke Philips, N.V.
2,074,431
0.1
48,222
(2)
Magnum Ice Cream Co.
NV
707,887
0.0
21,015
(2)
Nebius Group NV - Class
A
2,180,517
0.1
25,893
NN Group NV
2,022,147
0.1
10,324
(1)
Randstad NV
269,456
0.0
108,347
(1)
Universal Music Group
NV
2,103,114
0.1
22,892
Wolters Kluwer NV
1,709,772
0.1
96,952,199
4.7
New Zealand : 0.2%
166,888  Auckland International
Airport Ltd.
764,340
0.0
87,521
Contact Energy Ltd.
465,219
0.0
57,818  Fisher & Paykel
Healthcare Corp. Ltd.
1,253,695
0.1
93,465
Infratil Ltd.
630,225
0.0
129,896
Meridian Energy Ltd.
415,811
0.0
16,728
(2)
Xero Ltd.
884,072
0.1
4,413,362
0.2
Nigeria : 0.0%
89,788
(3)
Airtel Africa PLC
414,040
0.0
Norway : 0.7%
31,112
Aker BP ASA
1,150,178
0.1
87,284
DNB Bank ASA
2,730,999
0.1
75,517
Equinor ASA
3,217,356
0.2
19,690  Gjensidige Forsikring
ASA
515,065
0.0
43,299
Kongsberg Gruppen ASA
1,845,693
0.1
46,721
Mowi ASA
1,062,613
0.0
136,350
Norsk Hydro ASA
1,453,272
0.1
69,015
Orkla ASA
868,528
0.0
6,440
Salmar ASA
375,776
0.0
60,622
Telenor ASA
1,066,202
0.1
14,285,682
0.7
Poland : 0.0%
24,613
(2)
InPost SA
435,750
0.0
Portugal : 0.2%
718,892  Banco Comercial
Portugues SA - Class R
700,181
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
308,943  EDP - Energias de
Portugal SA
$ 1,634,841
0.1
41,079
Galp Energia SGPS SA
984,981
0.1
27,880  Jeronimo Martins SGPS
SA
666,652
0.0
3,986,655
0.2
Singapore : 1.7%
385,900  CapitaLand Ascendas
REIT
744,769
0.0
599,435  CapitaLand Integrated
Commercial Trust
1,074,941
0.1
230,500  CapitaLand Investment
Ltd./Singapore
490,642
0.0
209,560
DBS Group Holdings Ltd.
9,325,447
0.4
234,216
(2)
Grab Holdings Ltd. -
Class A
857,231
0.0
143,400
Keppel Corp. Ltd.
1,321,034
0.1
333,400  Oversea-Chinese
Banking Corp. Ltd.
5,710,396
0.3
38,973
(2)
Sea Ltd., ADR
3,227,354
0.2
88,000
Sembcorp Industries Ltd.
456,998
0.0
155,400
Singapore Airlines Ltd.
801,350
0.0
84,400
Singapore Exchange Ltd.
1,287,534
0.1
153,700  Singapore Technologies
Engineering Ltd.
1,304,488
0.1
731,700  Singapore
Telecommunications Ltd.
2,811,385
0.1
66,659
STMicroelectronics NV
2,268,324
0.1
123,100  United Overseas Bank
Ltd.
3,523,831
0.2
35,205,724
1.7
South Africa : 0.2%
110,182
Anglo American PLC
4,730,700
0.2
South Korea : 0.0%
19,207
(2)(3)
Delivery Hero SE
356,890
0.0
Spain : 3.6%
2,430
Acciona SA
639,002
0.0
17,470  ACS Actividades de
Construccion y Servicios
SA
2,130,570
0.1
73,839
(3)
Aena SME SA
2,178,061
0.1
44,352
Amadeus IT Group SA
2,536,094
0.1
562,057  Banco Bilbao Vizcaya
Argentaria SA
12,140,247
0.6
494,589
Banco de Sabadell SA
1,771,773
0.1
1,446,187
Banco Santander SA
16,212,873
0.8
66,371
(1)
Bankinter SA
1,051,148
0.1
380,367
CaixaBank SA
4,559,732
0.2
47,029
(3)
Cellnex Telecom SA
1,512,212
0.1
31,043
EDP Renovaveis SA
497,555
0.0
31,271
Endesa SA
1,304,103
0.1
28,376
(1)
Grifols SA
296,872
0.0
633,449
(1)
Iberdrola SA
14,502,357
0.7
7,826
(1)
Indra Sistemas SA
437,401
0.0
107,394  Industria de Diseno Textil
SA
6,251,305
0.3
87,887
(1)
Mapfre SA
391,670
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
32,306  Naturgy Energy Group
SA
$ 967,134
0.0
39,953
Red Electrica Corp. SA
677,220
0.0
111,090
Repsol SA
3,127,029
0.2
362,854
(1)
Telefonica SA
1,587,687
0.1
74,772,045
3.6
Sweden : 3.2%
25,590
AddTech AB - Class B
878,119
0.1
28,485
Alfa Laval AB
1,558,129
0.1
98,678
Assa Abloy AB - Class B
3,567,002
0.2
264,447
Atlas Copco AB - Class A
4,666,650
0.2
153,671
Atlas Copco AB - Class B
2,402,226
0.1
40,263
Beijer Ref AB
558,171
0.0
27,982
(2)
Boliden AB
1,466,868
0.1
64,881
Epiroc AB - Class A
1,597,166
0.1
38,393
Epiroc AB - Class B
822,438
0.1
48,620
(1)
EQT AB
1,508,567
0.1
59,377
(1)
Essity AB - Class B
1,530,312
0.1
13,084
(1)(3)
Evolution AB
822,309
0.1
70,689
(2)
Fastighets AB Balder
413,998
0.0
48,589
(1)
H & M Hennes & Mauritz
AB - Class B
909,045
0.1
204,404
(1)
Hexagon AB - Class B
1,989,284
0.1
6,693
(1)
Holmen AB - Class B
240,011
0.0
10,663  Industrivarden AB - Class
A
531,083
0.0
15,368
(1)
Industrivarden AB - Class
C
761,772
0.0
26,901
(1)
Indutrade AB
616,809
0.0
14,085
(1)
Investment AB Latour -
Class B
303,635
0.0
179,373
Investor AB - Class B
6,793,705
0.3
7,482  L E Lundbergforetagen
AB - Class B
425,380
0.0
22,950
(1)
Lifco AB - Class B
694,293
0.0
149,203
(1)
Nibe Industrier AB - Class
B
623,435
0.0
31,535
Saab AB - Class B
2,063,958
0.1
20,909
(1)
Sagax AB - Class B
385,824
0.0
104,972
Sandvik AB
4,035,318
0.2
48,419
(1)
Securitas AB - Class B
810,918
0.0
149,047
(1)
Skandinaviska Enskilda
Banken AB - Class A
2,754,224
0.1
33,505
(1)
Skanska AB - Class B
906,281
0.1
33,585
SKF AB - Class B
809,598
0.0
59,903
(1)
Svenska Cellulosa AB
SCA - Class B
694,537
0.0
143,600
(1)
Svenska Handelsbanken
AB - Class A
1,893,183
0.1
83,586
Swedbank AB - Class A
2,848,906
0.1
19,353
(2)
Swedish Orphan
Biovitrum AB
811,093
0.0
53,899
Tele2 AB - Class B
1,115,574
0.1
275,530
(1)
Telefonaktiebolaget LM
Ericsson - Class B
3,141,107
0.2
232,274
(1)
Telia Co. AB
1,190,004
0.1
19,969
Trelleborg AB - Class B
746,831
0.0
156,456
(1)
Volvo AB - Class B
5,144,167
0.3
65,031,930
3.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland : 4.6%
154,305
ABB Ltd., Reg
$ 12,546,226
0.6
2,966
(1)
Banque Cantonale
Vaudoise
482,406
0.0
351
(1)
Barry Callebaut AG
617,267
0.0
969
Belimo Holding AG
786,972
0.0
2,079
BKW AG
409,895
0.0
11  Chocoladefabriken Lindt
& Spruengli AG
1,574,448
0.1
93  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
1,305,904
0.1
52,926  Cie Financiere Richemont
SA
9,344,939
0.4
17,002
DSM-Firmenich AG
1,216,058
0.1
8,654
Dufry AG, Reg
518,862
0.0
691
EMS-Chemie Holding AG
543,326
0.0
18,152
Galderma Group AG
3,567,482
0.2
3,340
Geberit AG, Reg
2,254,601
0.1
909
Givaudan SA, Reg
3,073,786
0.1
7,830
Helvetia Holding AG
2,026,484
0.1
20,281
Julius Baer Group Ltd.
1,491,749
0.1
4,755
(1)
Kuehne + Nagel
International AG
1,088,920
0.1
15,038
Logitech International SA
1,396,497
0.1
6,914
Lonza Group AG
4,435,460
0.2
2,234  Partners Group Holding
AG
2,407,897
0.1
41,153
Sandoz Group AG
3,224,374
0.2
4,009
Schindler Holding AG
1,320,536
0.1
2,311  Schindler Holding AG
(SCHN)
727,855
0.0
16,300
(1)
SGS SA
1,717,841
0.1
15,009
Sika AG, Reg
2,484,264
0.1
4,990
Sonova Holding AG, Reg
1,137,787
0.1
10,989
Straumann Holding AG
1,149,703
0.1
2,849  Swatch Group AG - Class
BR
628,950
0.0
2,809
Swiss Life Holding AG
3,059,601
0.1
7,899
Swiss Prime Site AG
1,337,444
0.1
2,550
Swisscom AG, Reg
2,139,867
0.1
312,535
UBS Group AG
12,186,801
0.6
2,658
(3)
VAT Group AG
1,658,171
0.1
14,409  Zurich Insurance Group
AG
10,184,548
0.5
94,046,921
4.6
United Kingdom : 10.4%
97,796
3i Group PLC
3,187,250
0.2
25,633
Admiral Group PLC
1,072,113
0.1
31,715
(1)
Associated British Foods
PLC
793,896
0.0
152,689
AstraZeneca PLC
29,856,619
1.4
82,304
(3)
Auto Trader Group PLC
515,144
0.0
301,039
Aviva PLC
2,415,940
0.1
295,427
BAE Systems PLC
8,661,424
0.4
1,362,713
Barclays PLC
7,131,692
0.3
133,325  Barratt Developments
PLC
463,713
0.0
214,457  British American Tobacco
PLC
12,451,044
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
588,795
BT Group PLC
$ 1,650,127
0.1
31,919
Bunzl PLC
960,930
0.1
453,348
Centrica PLC
1,283,618
0.1
264,000  CK Hutchison Holdings
Ltd.
2,026,471
0.1
20,460  Coca-Cola European
Partners PLC - USD
1,855,108
0.1
167,410
Compass Group PLC
4,670,865
0.2
219,195
Diageo PLC
4,076,391
0.2
59,821
Entain PLC
449,397
0.0
37,377
Halma PLC
1,907,365
0.1
1,690,930
HSBC Holdings PLC
27,769,282
1.3
74,175
Imperial Brands PLC
3,007,616
0.2
126,753
Informa PLC
1,273,063
0.1
116,350  International
Consolidated Airlines
Group SA - Class DI
552,236
0.0
15,155
Intertek Group PLC
737,422
0.0
169,229
J Sainsbury PLC
759,327
0.0
239,698
JD Sports Fashion PLC
227,342
0.0
165,425
Kingfisher PLC
628,998
0.0
69,681  Land Securities Group
PLC
513,981
0.0
560,939  Legal & General Group
PLC
1,843,422
0.1
5,797,397  Lloyds Banking Group
PLC
7,185,451
0.4
45,125  London Stock Exchange
Group PLC
5,328,677
0.3
225,322
M&G PLC
818,462
0.0
202,529  Marks & Spencer Group
PLC
912,534
0.0
123,734
Melrose Industries PLC
838,441
0.0
489,173
National Grid PLC
8,257,234
0.4
787,374
NatWest Group PLC
5,832,788
0.3
11,451
Next PLC
1,934,621
0.1
56,337
Pearson PLC
742,735
0.0
69,347  Phoenix Group Holdings
PLC
628,039
0.0
63,512  Reckitt Benckiser Group
PLC
4,270,542
0.2
179,270
RELX PLC
5,873,273
0.3
248,693
Rentokil Initial PLC
1,543,361
0.1
826,812  Rolls-Royce Holdings
PLC
12,561,201
0.6
93,984
Sage Group PLC
1,053,121
0.1
71,360
Schroders PLC
549,437
0.0
126,591
Segro PLC
1,085,202
0.1
26,678
Severn Trent PLC
1,094,155
0.1
79,477
Smith & Nephew PLC
1,259,227
0.1
31,250
Smiths Group PLC
953,626
0.1
7,247  Spirax-Sarco Engineering
PLC
650,152
0.0
118,840
SSE PLC
4,108,107
0.2
188,968
Standard Chartered PLC
3,938,040
0.2
628,766
Tesco PLC
3,951,789
0.2
214,693
Unilever PLC
11,786,441
0.6
67,133  United Utilities Group
PLC
1,170,535
0.1
24,612
(1)(2)
Verisure PLC
255,487
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
1,846,234
Vodafone Group PLC
$ 2,784,753
0.1
16,456
Whitbread PLC
505,941
0.0
65,593
(2)
Wise PLC - Class A
789,878
0.0
215,405,046
10.4
United States : 9.6%
123,901
Aegon Ltd.
906,120
0.0
49,196
Alcon, Inc.
3,718,737
0.2
288  AP Moller - Maersk A/S -
Class A
705,177
0.0
389
(1)
AP Moller - Maersk A/S -
Class B
971,676
0.0
1,549,969
BP PLC
12,131,226
0.6
7,330
Buzzi Unicem SpA
370,585
0.0
90,335
Experian PLC
3,125,074
0.2
50,568
Ferrovial SE
3,289,790
0.2
401,232
GSK PLC
11,052,058
0.5
876,870
Haleon PLC
4,339,598
0.2
50,229
Holcim AG
4,152,027
0.2
14,183  InterContinental Hotels
Group PLC
1,870,381
0.1
4,106
(2)
Monday.com Ltd.
283,766
0.0
253,663
Nestle SA
24,882,071
1.2
187,174
Novartis AG, Reg
28,730,168
1.4
20,360
QIAGEN NV
824,782
0.0
69,168
Roche Holding AG
27,604,315
1.3
3,151  Roche Holding AG -
Class BR
1,305,655
0.1
108,056
Sanofi
10,435,000
0.5
53,978
Schneider Electric SE
14,702,685
0.7
561,118
Shell PLC
25,988,041
1.3
15,417
(2)
Spotify Technology SA
7,475,857
0.4
198,512
Stellantis NV (STLAM)
1,434,769
0.1
40,987  Sunbelt Rentals Holdings,
Inc.
2,614,600
0.1
29,414
Swiss Re AG
4,940,882
0.2
36,939
Tenaris SA
1,079,817
0.1
198,934,857
9.6
Total Common Stock
(Cost $1,448,719,817)
2,005,100,396
97.0
PREFERRED STOCK : 0.3%
Germany : 0.3%
5,383  Bayerische Motoren
Werke AG
495,520
0.0
11,211
Dr Ing hc F Porsche AG
510,712
0.0
15,786
Henkel AG & Co. KGaA
1,219,461
0.1
15,075  Porsche Automobil
Holding SE
552,007
0.0
2,580
(1)
Sartorius AG
645,562
0.1
20,301
Volkswagen AG
2,076,650
0.1
5,499,912
0.3
Total Preferred Stock
(Cost $7,056,676)
5,499,912
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
RIGHTS : 0.0%
Italy : 0.0%
1,667,654
(4)
Telecom Italia SpA/Milano
$ —
0.0
Singapore : 0.0%
10,805  CapitaLand Ascendas
REIT
1,009
0.0
Total Rights
(Cost $–)
1,009
0.0
Total Long-Term
Investments
(Cost $1,455,776,493)
2,010,601,317
97.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.7%
Certificates of Deposits : 0.3%
900,000  Credit Agricole Corporate
and Investment Bank,
3.849
%,
04/14/2026 900,063
0.0
900,000  Credit Industriel et
Commercial S.A.,
3.917
%,
06/09/2026 900,276
0.1
950,000  Landesbank Baden-
Wurttemberg,
3.856
%,
05/18/2026 950,281
0.1
550,000
Natixis S.A.,
3.853
%,
05/04/2026 550,056
0.0
900,000  Oversea Chinese
Banking Corp. Ltd.,
4.001
%,
05/22/2026 900,292
0.1
500,000
(5)
Sumitomo Mitsui
Banking Corp.,
3.869
%,
(SOFRRATE + 0.230%),
04/13/2026 500,026
0.0
550,000  Svenska Handelsbanken
AB,
3.867
%,
05/26/2026 550,200
0.0
Total Certificates of
Deposits
(Cost $5,251,194)
5,251,194
0.3
Commercial Paper : 0.3%
900,000  ANZ Banking Group Ltd.,
4.460
%,
04/20/2026 900,053
0.0
950,000
Chevron Corp.,
3.770
%,
05/15/2026 945,553
0.1
950,000  DZ Bank AG
Deutsche Zentral-
Genossenschaftsbank,
3.920
%,
08/10/2026 936,464
0.0
950,000  HSBC Bank PLC,
3.890
%,
06/17/2026 950,537
0.1
950,000  Macquarie Bank Ltd.,
3.920
%,
04/07/2026 950,022
0.1
950,000
Sanofi SA,
3.800
%,
06/11/2026 942,860
0.0
Total Commercial Paper
(Cost $5,625,489)
5,625,489
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.5%
3,368,044
(6)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $3,368,382,
collateralized by various
U.S. Government
Securities, 4.250%,
Market Value plus
accrued interest
$3,435,405, due
05/15/35)
$ 3,368,044
0.2
1,429,267
(6)
Jefferies LLC,
Repurchase Agreement
dated 03/31/2026,
3.680%, due 04/01/2026
(Repurchase Amount
$1,429,411, collateralized
by various U.S.
Government Securities,
0.000%-3.875%, Market
Value plus accrued
interest $1,457,852, due
06/25/26-02/15/43)
1,429,267
0.1
2,302,091
(6)
Jefferies LLC,
Repurchase Agreement
dated 03/31/2026,
3.700%, due 04/01/2026
(Repurchase Amount
$2,302,324, collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
5.350%, Market Value
plus accrued interest
$2,348,147, due
06/22/26-02/23/44)
2,302,091
0.1
6,810,233
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%, due
04/01/2026 (Repurchase
Amount $6,810,929,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
7.000%, Market Value
plus accrued interest
$6,946,438, due
08/31/29-04/01/56)
6,810,233
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
7,238,927
(6)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2026, 3.730%, due
04/01/2026 (Repurchase
Amount $7,239,667,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$7,384,471, due
05/31/26-03/01/56)
$ 7,238,927
0.4
9,285,000
(6)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $9,285,931,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$9,470,701, due
05/05/26-01/15/66)
9,285,000
0.4
Total Repurchase
Agreements
(Cost $30,433,562)
30,433,562
1.5
Certificate of Deposit : 0.1%
950,000
(5)
MUFG Bank Ltd./New
York NY Ycd,
3.986
%,
(SOFRRATE + 0.350%),
09/10/2026 950,014
0.0
950,000
(5)
Wells Fargo Bank
NA CD,
3.940
%,
(SOFRRATE + 0.310%),
05/28/2026 950,365
0.1
Total Certificate of
Deposit
(Cost $1,900,379)
1,900,379
0.1
Corporate Bonds/Notes : 0.6%
950,000  Bank of America N.A.,
3.850
%,
09/02/2026 950,000
0.0
950,000  Bank of Nova Scotia,
3.930
%,
09/16/2026 951,136
0.1
950,000
BNP Paribas,
3.980
%,
09/03/2026 934,047
0.0
950,000  Canadian Imperial Bank
of Commerce,
3.970
%,
09/18/2026 950,251
0.1
600,000  Commonwealth Bank
of Australia,
3.840
%,
08/19/2026 599,980
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Corporate Bonds/Notes (continued)
900,000
(5)
Cooperatieve Rabobank
UA,
4.277
%, (SOFRINDX
+ 0.620%),
08/28/2026 $ 900,888
0.0
950,000  LLoyds Bank PLC,
3.780
%,
08/24/2026 934,956
0.0
950,000  Mizuho Bank Ltd.,
3.860
%,
08/10/2026 950,608
0.1
950,000  Skandinaviska Enskilda
Banken AB,
3.910
%,
09/16/2026 950,990
0.1
950,000  Societe Generale S.A.,
3.980
%,
08/03/2026 937,990
0.0
950,000
Swedbank AB,
3.920
%,
09/16/2026 951,093
0.1
950,000  Toronto-Dominion Bank,
3.820
%,
09/11/2026 949,403
0.0
950,000
(5)
Toyota Motor Credit
Corp.,
4.116
%,
(SOFRRATE + 0.450%),
05/15/2026 950,041
0.0
950,000  United Overseas Bank
Ltd.,
3.650
%,
08/03/2026 950,537
0.1
Total Corporate Bonds/
Notes
(Cost $12,861,920)
12,861,920
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.9%
102,292,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $102,292,000) $ 102,292,000 4.9
Total Short-Term
Investments
(Cost $158,364,544)
158,364,544
7.7
Total Investments in
Securities
(Cost $1,614,141,037) $ 2,168,965,861 105.0
Liabilities in Excess of
Other Assets (103,201,111) (5.0)
Net Assets $ 2,065,764,750 100.0
ADR American Depositary Receipt

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2026.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.9%
Industrials 19.0
Health Care 10.8
Consumer Discretionary 8.4
Information Technology 8.3
Consumer Staples 7.0
Materials 5.9
Energy 4.2
Communication Services 4.1
Utilities 4.0
Real Estate 1.7
Short-Term Investments 7.7
Liabilities in Excess of Other Assets (5.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 1,179,288 $ 150,109,596 $ — $ 151,288,884
Austria — 6,554,855 — 6,554,855
Belgium — 17,828,025 — 17,828,025
Brazil — 952,866 — 952,866
Chile — 1,741,031 — 1,741,031
China 281,498 9,880,429 — 10,161,927
Côte d'Ivoire — 1,145,642 — 1,145,642
Czechia 531,190 — — 531,190
Denmark 1,938,857 29,607,379 — 31,546,236
Finland 2,516,064 21,449,213 — 23,965,277
France — 173,121,641 — 173,121,641
Germany 25,570 175,316,209 — 175,341,779
Hong Kong 2,157,708 35,273,629 — 37,431,337
Indonesia 1,144,720 — — 1,144,720
Ireland 2,261,412 6,497,071 — 8,758,483
Israel 4,608,586 16,878,828 — 21,487,414
Italy — 66,142,101 — 66,142,101
Japan 5,572,834 455,769,914 — 461,342,748
Luxembourg — 3,291,014 — 3,291,014
Macao — 1,386,675 — 1,386,675
Mexico — 964,750 — 964,750
Netherlands 6,974,359 89,977,840 — 96,952,199
New Zealand 1,229,559 3,183,803 — 4,413,362
Nigeria — 414,040 — 414,040
Norway 3,287,671 10,998,011 — 14,285,682
Poland — 435,750 — 435,750
Portugal — 3,986,655 — 3,986,655
Singapore 6,895,970 28,309,754 — 35,205,724
South Africa — 4,730,700 — 4,730,700
South Korea — 356,890 — 356,890
Spain 4,449,298 70,322,747 — 74,772,045
Sweden — 65,031,930 — 65,031,930
Switzerland — 94,046,921 — 94,046,921
United Kingdom 2,614,435 212,790,611 — 215,405,046
United States 7,759,623 191,175,234 — 198,934,857
Total Common Stock 55,428,642 1,949,671,754 — 2,005,100,396
Preferred Stock — 5,499,912 — 5,499,912
Rights — 1,009 — 1,009
Short-Term Investments 102,292,000 56,072,544 — 158,364,544
Total Investments, at fair value $ 157,720,642 $ 2,011,245,219 $ — $ 2,168,965,861
Liabilities Table
Other Financial Instruments+
Futures $ (330,646) $ — $ — $ (330,646)
Total Liabilities $ (330,646) $ — $ — $ (330,646)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 424 06/19/26 $ 61,503,320 $ (330,646)
$ 61,503,320 $ (330,646)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 631,274,241
Gross Unrealized Depreciation (76,449,417)
Net Unrealized Appreciation $ 554,824,824